Guarantees and commitments (Details 2)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 CHF	Jun. 30, 2014 CHF	Jun. 30, 2013 CHF	Jun. 30, 2013 USD ($)
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland			6,000,000,000
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland		500,000,000	600,000,000
2011 Partner Asset Facility transactions
Number of layers of the hedge				3
Number of years of transaction as per contract terms				4
Number of years of transaction as per contract terms, including possible contract extension				9
Approximate total notional amount of hedge of counterparty credit risk and credit spread				12,000,000,000
Notional amount of hedge of counterparty credit risk and credit spread - first layer				500,000,000
Notional amount of hedge of counterparty credit risk and credit spread - second layer				800,000,000
Notional amount of hedge of counterparty credit risk and credit spread - third layer				11,000,000,000
Carrying value of PAF2 awards	596,000,000		596,000,000
Amount of PAF2 award compensation expense	(17,000,000)
Positive replacement value of PAF2-related CDS included in credit derivatives	17,000,000		17,000,000
Carrying value of PAF2-related credit support facility included in Credit guarantees and similar instruments	0		0